Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated November 3, 2014 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2014

Management of the Trust

Effective immediately, the tables on pages 74-75 of the Prospectus that identify the different Investment Teams of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) that are primarily responsible for the investment management of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are amended and restated as follows:

Investment Team	Primary Responsibilities

Asset Allocation	Asset Allocation Series Funds; U.S. Equity Allocation Series Fund (asset class forecasts and high-level investment oversight)

Global Equity	U.S. Equity Allocation Series Fund, Quality Series Fund

International Active	Foreign Series Fund

Emerging Markets	Emerging Countries Series Fund

Developed Fixed Income	Fixed Income Series Funds (other than Emerging Country Debt Series Fund)

Emerging Country Debt	Emerging Country Debt Series Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years

Asset Allocation Series Funds*; U.S. Equity Allocation Series Fund (asset class forecasts and high-level investment oversight); Fixed Income Series Funds (other than Emerging Country Debt Series Fund)	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014.
	Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

U.S. Equity Allocation Series Fund, Quality Series Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.
	David Cowan	Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Foreign Series Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.
Emerging Countries Series Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Emerging Country Debt Series Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

* In the case of Benchmark-Free Allocation Series Fund, a substantial portion of the assets of its Institutional Fund is typically invested in GMO Implementation Fund (see “Investment in Other GMO Funds—GMO Implementation Fund” on page 101 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

In addition, the “Investment Team” and the individual(s) identified as “Senior Members” in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus, and all references to “Senior Members” in the Statement of Additional Information, are amended to reflect the foregoing.

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